Note 11 - Income Taxes	3 Months Ended	12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018
Notes to Financial Statements
Income Tax Disclosure [Text Block]
(
1
1
)          Income Taxes

The Company accounts for income taxes using the asset and liability method as codified in Topic
740.
Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry-forwards.

The Company recorded
$62,000
income tax expense for the
three
months ended
June 30, 2018
and
no
income tax expense for the
three
months ended
June 24, 2017.
In
April 2018,
the Franchise Tax Board (“FTB”) issued its response to the Appeal filed by the Company to dispute the original audit findings related an ongoing audit. As a result of this development, the accrued state tax liability was increased by
$62,000,
from
$45,000
to
$107,000.
The effective tax rate for the
three
months ended
June 30, 2018
and
June 24, 2017
was
0%
each year, primarily due to a valuation allowance recorded against the net deferred tax asset balance.

As of
June 30, 2018,
the Company had recorded
$122,000
for unrecognized tax benefits related to uncertain tax positions. The unrecognized tax benefit is netted against the non-current deferred tax asset on the Consolidated Balance Sheet. The Company does not
expect the liability for unrecognized tax benefits to change materially within the next
12
months.

On
December 22, 2017,
the U.S. enacted the Tax Cuts and Jobs Act (the “Act”), which significantly changed U.S. tax law. The Act lowered the Company’s U.S. statutory federal income tax rate from
35%
to
21%
effective
January 1, 2018,
and imposes new limitations on the utilization of losses incurred in tax years beginning after
December 31, 2017.
However, the enactment of the legislative changes has
not
affected the Company’s overall effective tax rate of
0%,
due to, as previously noted, a full valuation allowance recorded against the net deferred tax asset balance.

14	Income Taxes

Following are the components of the provision for income taxes for fiscal years ended:

	March 31,	March 25,
(in thousands)	2018	2017

Current
Federal	$—	$—
State	2	2
	2	2
Deferred
Federal	5,547	(496)
State	(393)	(6)
	5,154	(502)

Change in liability for uncertain tax positions	2	14
Change in valuation allowance	(5,156)	488
Provision for income taxes	$2	$2

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets are as follows:

Fiscal years ended (In thousands)	March 31 , 201 8	March 2 5 , 201 7
Net operating loss carryforwards	$11,472	$15,984
Income tax credits	347	323
Inventory reserves and additional costs capitalized	787	1,450
Accrued vacation	40	109
Deferred rent	136	—
Non-qualified stock options and restricted stock	2	5
Other	77	146
Total deferred tax assets	12,861	18,017

Valuation allowance	(12,861)	(18,017)
Net deferred tax assets	$—	$—

On
December 22, 2017,
the President signed the Tax Cuts and Jobs Act (“TCJ Act”), following its passage by the United States Congress. The TCJ Act provides for significant changes to the U.S. Internal Revenue Code of
1986,
as amended, that impact corporate taxation requirements, such as the reduction of the federal tax rate for corporations from
35%
to
21%
and changes or limitations to certain tax deductions. These changes are generally effective after
December 31, 2017.
If the taxable year includes the effective date of any rate changes, taxes should be calculated by applying a blended rate to the taxable income for the year. The Company’s taxable year runs from
March 26, 2017
through
March 31, 2018,
therefore a blended corporate rate of
31.55%
will apply to its
2017
Tax Year.

As a result of the enactment of the TCJ Act, the Company’s deferred tax assets and liabilities were remeasured using the new corporate tax rate, resulting in a
$5.2
million decrease in gross deferred tax assets with a corresponding decrease in the valuation allowance.

The following summarizes the difference between the income tax expense and the amount computed by applying the statutory federal income tax rates of
31.55%
and
34%,
respectively, for the years ended
March 31, 2018
and
March 25, 2017,
to income before income tax. The items comprising these differences consisted of the following for the fiscal years ended
March 31, 2018
and
March 25, 2017:

Fiscal years ended
(In thousands except percentages)	March 31 , 20 1 8		March 2 5 , 201 7
Statutory federal income tax (benefit)	$(955)	31.6%	$(525)	34.0%
Valuation allowance	(5,156)	170.1	488	(31.6)
Effect of reduced corporate tax rates	6,207	(205.3)	—	—
State income tax, net of federal benefit	(177)	5.9	(90)	5.8
Net operating loss expiration	—	—	86	(5.6)
Non-tax deductible expenses	46	(1.5)	77	(5.0)
Tax credits	(4)	0.1	(40)	2.6
Liability for uncertain tax positions	—	—	14	(0.9)
Other	41	(0.9)	(8)	0.5
Effective income tax	$2	—	$2	(0.2)%

The decrease in valuation allowance from
March 25, 2017
to
March 31, 2018
was
$5,156,000.

As of
March 31, 2018,
the Company had pre-tax federal net operating loss carryforwards of
$46,539,000
and state net operating loss carryforwards of
$24,322,000
available to reduce future taxable income.  The federal and state net operating loss carryforwards begin to expire from fiscal
2023
through
2038
and from
2028
through
2038,
respectively.  Utilization of net operating loss carryforwards may
be subject to annual limitations due to certain ownership change limitations as required by Internal Revenue Code Section
382.
  In addition, the TCJ Act imposes new limitations on the utilization of losses incurred in tax years beginning after
December 31, 2017.
The federal income tax credits begin to expire from
2032
through
2038
and state income tax credit carryforwards are carried forward indefinitely.

The Company has recorded a valuation allowance to reflect the estimated amount of deferred tax assets, which may
not
be realized. The ultimate realization of deferred tax assets is dependent upon generation of future taxable income during the periods in which those temporary differences become deductible. Management considers both positive and negative evidence and tax planning strategies in making this assessment.

As of
March 31, 2018,
the Company recorded unrecognized tax benefits of
$122,000
related to uncertain tax positions. The unrecognized tax benefit is netted against the non-current deferred tax asset on the consolidated balance sheet. The Company has not
recorded a liability for any penalties or interest related to the unrecognized tax benefits.

The Company files U.S federal and California state tax returns. The Company is generally no
longer subject to tax examinations for years prior to the fiscal year
2013
for federal purposes and fiscal year
2012
for California purposes, except in certain limited circumstances. The Company does have a California Franchise Tax Board (“FTB”) audit currently in process. The Company has worked with the FTB to resolve all audit issues and does not
believe any material taxes or penalties are due. However, as a result of the ongoing examination, the Company eliminated certain income tax credit carryovers. The write-off of these income tax credit carryovers had no
impact on total income tax expense as the majority had an uncertain tax position reserve with the balance having a full valuation allowance against the deferred tax asset.

A reconciliation of the beginning and ending amount of the liability for uncertain tax positions, excluding potential interest and penalties, is as follows:

	Fiscal Year s
(In thousands)	2018	2017
Balance as of beginning of year	$120	$106
Additions based on current year tax positions	2	14
(Reductions) additions for prior year tax positions	—	—
Balance as of end of year	$122	$120

The total amount of interest and penalties related to unrecognized tax benefits at
March 31, 2018
is
not
material. The amount of tax benefits that would impact the effective rate, if recognized, is not
expected to be material. The Company does
not
anticipate any significant changes with respect to unrecognized tax benefits within next twelve
(
12
) months.